UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  September 30, 2000
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     11/3/00
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       78
                                        ----------------------

Form 13F Information Table Value Total:      352,764
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   Markel Gayner Asset Management
                                                              FORM 13F

                                                         September 30, 2000
                                                                                                      Voting Authority
                                                                                                 --------------------------
                               Title of             Value   Shares/ Sh/ Put/ Invstmt
        Name of Issuer          class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
------------------------------ --------- --------- -------- ------- --- ---- ------- ---------- -------- -------- --------


A.J. Gallagher                   COM     363576109     1360   23000  SH       Other                         23000
Abbott Laboratories              COM     002824100     1279   26900  SH       Other                         26900
Ace Limited                      COM     G0070K103     6421  163600  SH       Other                        163600
Albertsons                       COM     013104104     2877  137000  SH       Other                        137000
Aluminum Company of America      COM     022249106     7652  302282  SH       Other                        302282
Alza Corp                        COM     009728040      874   10100  SH       Other                         10100
American Express                 COM     025816109     8748  144000  SH       Other                        144000
American Home Products           COM     026609107     1805   31920  SH       Other                         31920
American Tower                   COM     029912201      705   18700  SH       Other                         18700
Amwest                           COM     032345100     1203  240573  SH       Other                        240573
Anheuser Busch                   COM     035229103    29490  696968  SH       Other                        696968
Aurora Foods                     COM     05164B106      637  192400  SH       Other                        192400
Automatic Data Processing        COM     019411107     1384   20700  SH       Other                         20700
Bank of New York                 COM     064057102     1704   30400  SH       Other                         30400
Bemis Co                         COM     081437105      385   12000  SH       Other                         12000
Berkshire Hathaway Class B       COM     084670207    46157   22298  SH       Other                         22298
Berkshire Hathaway, Inc.         COM     10382K102    13588     211  SH       Other                           211
Bristol Myers Squibb             COM     110122108     1160   20300  SH       Other                         20300
Brown Forman Class A             COM     115637100     7866  145830  SH       Other                        145830
CIT Financial                    COM     125577106     1750  100000  SH       Other                        100000
Caraustar Industries             COM     140909102     1276  115300  SH       Other                        115300
Carmax                           COM     172737306     1755  384700  SH       Other                        384700
Cedar Fair LP                    COM     150185106     7965  432000  SH       Other                        432000
Centerpoint Property Trust       COM     151895109    23133  502200  SH       Other                        502200
Cincinnati Financial             COM     172062101    10932  307935  SH       Other                        307935
Circuit City                     COM     172737108      674   29300  SH       Other                         29300
Claire's Stores                  COM     179584107     1850  102800  SH       Other                        102800
Clayton Homes                    COM     184190106    15868 1586850  SH       Other                       1586850
Cleveland Cliffs                 COM     185896107      634   27700  SH       Other                         27700
DuPont                           COM     263534109      414   10000  SH       Other                         10000
Ethan Allen Interiors            COM     297602104      408   14400  SH       Other                         14400
Exxon Corporation                COM     302290101     2735   30686  SH       Other                         30686
Gannett Company                  COM     364730101     1166   22000  SH       Other                         22000
General Dynamics                 COM     369550108     1935   30800  SH       Other                         30800
General Electric                 COM     369604103      554    9600  SH       Other                          9600
Glaxo                            COM     37733W105      242    4000  SH       Other                          4000
H&R Block                        COM     093671105     1453   39200  SH       Other                         39200
HCC Corporation                  COM     404132102     6307  310500  SH       Other                        310500
Hillenbrand Industries           COM     431573104    10655  238100  SH       Other                        238100
Honeywell                        COM     438516106      937   26300  SH       Other                         26300
Intel                            COM     458140180     1291   31072  SH       Other                         31072
International Speedway           COM     460335201     6228  159700  SH       Other                        159700
Interpublic Group                COM     460690100     1249   36660  SH       Other                         36660
Investors Title Company          COM     461804106     2528  240750  SH       Other                        240750
J. Alexanders                    COM     928753102      297   93300  SH       Other                         93300
Johnson and Johnson              COM     478160104     1287   13702  SH       Other                         13702
Kimberly Clark Corp              COM     494368103     1697   30405  SH       Other                         30405
Marriot International            COM     571903202     2037   55900  SH       Other                         55900
Marsh & McLennan                 COM     571748102     2190   16500  SH       Other                         16500
Martin Marietta Materials        COM     573284106    18203  475516  SH       Other                        475516
McDonalds                        COM     580135101      734   24300  SH       Other                         24300
Merck                            COM     58155Q103     1064   14300  SH       Other                         14300
National Golf Properties         COM     63623G109     1728   83800  SH       Other                         83800
Nike                             COM     654106103      601   15000  SH       Other                         15000
Penn National Gaming             COM     707569109      884   58100  SH       Other                         58100
Penn Virginia Corporation        COM     707882106     1784   68600  SH       Other                         68600
Pepsico                          COM     713448108     1532   33300  SH       Other                         33300
Pfizer Inc                       COM     717081103     2449   54500  SH       Other                         54500
Pharmacia & Upjohn               COM     71713U102      957   15900  SH       Other                         15900
Philip Morris, Inc.              COM     718154107     3933  133591  SH       Other                        133591
Plum Creek Lumber MLP            COM     729237107      382   17100  SH       Other                         17100
RLI Corporation                  COM     749607107    12382  321095  SH       Other                        321095
Radio Shack                      COM     011267696     7555  116900  SH       Other                        116900
Regis Corporation                COM     758932107      510   34000  SH       Other                         34000
Sealed Air                       COM     81211K100      543   12000  SH       Other                         12000
ServiceMaster                    COM     817615107     4497  455343  SH       Other                        455343
Smithfield Foods                 COM     832248108     3255  124000  SH       Other                        124000
State Street Corp                COM     857477103     1326   10200  SH       Other                         10200
Synalloy Corporation             COM     871565107     1721  289775  SH       Other                        289775
United Dominion Realty Trust     COM     910197102      144   13200  SH       Other                         13200
Valley National Bank             COM     919794107     1323   48455  SH       Other                         48455
Vulcan Materials                 COM     929160109     2009   50000  SH       Other                         50000
Wal-Mart Stores                  COM     931142103     1357   28200  SH       Other                         28200
Washington Post Co               COM     939640108      594    1125  SH       Other                          1125
Washington Real Estate Investm   COM     939653101     8727  435000  SH       Other                        435000
Waste Management                 COM     94106l109     1744  100000  SH       Other                        100000
White Mountain                   COM     G9618E107     2811   10300  SH       Other                         10300
XL Capital                       COM     G3242A102    21274  289447  SH       Other                        289447
REPORT SUMMARY                 78 DATA RECORDS       352764             0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
